John Hancock

Global Thematic Opportunities Fund

Quarterly portfolio holdings 7/31/19

Fund’s investments

As of 7-31-19 (unaudited)

	Shares	Value
Common stocks 96.1%		$353,578,715
(Cost $318,007,894)

China 4.6%		17,073,952

Alibaba Group Holding, Ltd., ADR (A)	22,015	3,811,017
ENN Energy Holdings, Ltd.	405,400	4,170,108
Tencent Holdings, Ltd.	121,600	5,665,706
Vipshop Holdings, Ltd., ADR (A)	450,937	3,427,121

France 4.6%		16,780,324

Kering SA	19,784	10,218,682
Legrand SA	93,150	6,561,642

Germany 3.3%		12,109,112

Siemens AG	77,031	8,383,562
Vonovia SE	76,305	3,725,550

Hong Kong 2.4%		8,971,497

China Mobile, Ltd.	617,000	5,247,203
Guangdong Investment, Ltd.	1,772,000	3,724,294

Ireland 4.4%		16,033,683

Allegion PLC	77,902	8,065,973
Kingspan Group PLC	162,904	7,967,710

Japan 2.4%		8,770,616

Horiba, Ltd.	85,100	4,554,128
Yahoo Japan Corp.	1,439,600	4,216,488

Netherlands 1.5%		5,376,797

NXP Semiconductors NV	52,005	5,376,797

Singapore 1.6%		5,835,271

Oversea-Chinese Banking Corp., Ltd.	700,876	5,835,271

South Korea 1.5%		5,455,084

Woongjin Coway Company, Ltd.	77,229	5,455,084

Switzerland 4.0%		14,829,199

Roche Holding AG	40,171	10,752,379
Stadler Rail AG (A)	88,614	4,076,820

United Kingdom 5.1%		18,968,651

Bunzl PLC	217,840	5,677,932
Mondi PLC	449,140	9,784,886
Severn Trent PLC	143,359	3,505,833

United States 60.7%		223,374,529

Alexion Pharmaceuticals, Inc. (A)	14,949	1,693,571
American Water Works Company, Inc.	31,718	3,640,592
AO Smith Corp.	121,313	5,513,676
Apple, Inc.	67,051	14,284,545
Aqua America, Inc.	89,918	3,772,060
Boston Scientific Corp. (A)	232,649	9,878,277
Cigna Corp.	24,015	4,080,629
Comcast Corp., Class A	212,274	9,163,869
Expedia Group, Inc.	46,243	6,138,296
Facebook, Inc., Class A (A)	31,468	6,112,030
Fidelity National Financial, Inc.	229,410	9,837,101
Fidelity National Information Services, Inc.	76,347	10,173,238

2 JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

			Shares	Value
United States (continued)
Global Payments, Inc.			37,287	$6,261,233
Halozyme Therapeutics, Inc. (A)			116,919	1,986,454
International Flavors & Fragrances, Inc. (B)			23,743	3,418,755
IPG Photonics Corp. (A)			27,031	3,541,331
Johnson & Johnson			25,984	3,383,636
KLA Corp.			46,967	6,402,541
Littelfuse, Inc.			27,090	4,577,126
MSA Safety, Inc.			35,625	3,753,094
Neurocrine Biosciences, Inc. (A)			22,776	2,195,379
Packaging Corp. of America			76,768	7,751,265
Sage Therapeutics, Inc. (A)			10,806	1,732,634
Sensata Technologies Holding PLC (A)			95,265	4,518,419
Stanley Black & Decker, Inc.			39,099	5,770,621
Synopsys, Inc. (A)			59,267	7,868,287
The Middleby Corp. (A)			27,724	3,725,551
The Toro Company			104,892	7,638,235
Thermo Fisher Scientific, Inc.			37,120	10,307,482
Total System Services, Inc.			56,545	7,674,287
Trimble, Inc. (A)			149,020	6,297,585
UnitedHealth Group, Inc.			47,722	11,883,255
Visa, Inc., Class A			84,101	14,969,978
Xylem, Inc.			113,593	9,120,382
Zebra Technologies Corp., Class A (A)			20,433	4,309,115
Preferred securities 2.1%				$7,875,765
(Cost $7,969,652)

South Korea 2.1%				7,875,765

Samsung Electronics Company, Ltd.			254,658	7,875,765

	Yield (%)		Shares	Value
Securities lending collateral 0.9%				$3,501,258
(Cost $3,501,500)
John Hancock Collateral Trust (C)	2.4297	(D)	349,891	3,501,258

Total investments (Cost $329,479,046) 99.1%				$364,955,738

Other assets and liabilities, net 0.9%				3,157,412

Total net assets 100.0%				$368,113,150

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 7-31-19. The value of securities on loan amounted to $3,426,300.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 7-31-19.

The fund had the following sector composition as a percentage of net assets on 7-31-19:

Information technology	28.3%
Industrials	22.0%
Health care	15.6%
Communication services	8.4%
Consumer discretionary	7.9%
Materials	5.7%
Utilities	5.0%
Financials	4.3%
Real estate	1.0%
Short-term investments and other	1.8%
TOTAL	100.0%

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND 3

Notes to Fund’s investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of July 31, 2019, by major security category or type:

	Total value at 7-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
China	$17,073,952	$7,238,138	$9,835,814	—
France	16,780,324	—	16,780,324	—
Germany	12,109,112	—	12,109,112	—
Hong Kong	8,971,497	—	8,971,497	—
Ireland	16,033,683	8,065,973	7,967,710	—
Japan	8,770,616	—	8,770,616	—
Netherlands	5,376,797	5,376,797	—	—
Singapore	5,835,271	—	5,835,271	—
South Korea	5,455,084	—	5,455,084	—
Switzerland	14,829,199	—	14,829,199	—
United Kingdom	18,968,651	—	18,968,651	—
United States	223,374,529	223,374,529	—	—
Preferred securities	7,875,765	—	7,875,765	—
Securities lending collateral	3,501,258	3,501,258	—	—
Total investments in securities	$364,955,738	$247,556,695	$117,399,043	—

4

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust	—	2,996,286	(2,646,395)	349,891	—	—	($322)	($242)	$3,501,258

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.

5

More information

How to contact us

Internet	www.jhinvestments.com

Mail	Regular mail:	Express mail:
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	2000 Crown Colony Drive
	Boston, MA 02205-5913	Suite 55913
Quincy, MA 02169-0953

Phone	Customer service representatives	800-225-5291
	EASI-Line	800-338-8080
	TDD line	800-231-5469

This report is for the information of the shareholders of John Hancock Global Thematic Opportunities Fund.	471Q3 07/19 9/19